Trading revenues (Tables)	12 Months Ended
Dec. 31, 2019
Trading revenues
in	2019	2018	2017
Trading revenues (CHF million)
Interest rate products	96	757	3,228
Foreign exchange products	668	367	1,989
Equity/index-related products	1,071	(307)	(2,888)
Credit products	(513)	(97)	(1,096)
Commodity and energy products	144	102	86
Other products	273	(198)	(2)
Trading revenues	1,739	624	1,317
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.